Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 2,151,513	$ 2,158,192
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	168,139	176,993
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,983,374	$ 1,981,199
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,170,875
Carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,067
Carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	312,580
Carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	715,173
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,100,599
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	170,875
Carrying amount | Other limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,067
Carrying amount | Other limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	12,580
Carrying amount | Other limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | Other limited recourse debt facilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | Other limited recourse debt facilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,173
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	100,599
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,000,000
Carrying amount | Unsecured notes | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300,000
Carrying amount | Unsecured notes | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	700,000
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,000,000